Borrowings, Maturity of Borrowings (Details) € in Millions, $ in Millions	Oct. 31, 2020 USD ($)	Oct. 31, 2020 EUR (€)	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)
Borrowings, maturities [Abstract]
Debt principal repayment	$ 4,640.3		$ 4,670.7
Interest payment on debt	654.6		805.5
Borrowings maturity	5,387.8		5,580.5
Within One Year [Member]
Borrowings, maturities [Abstract]
Debt principal repayment	34.2		0.0
Interest payment on debt	169.4		209.2
Borrowings maturity	203.6		209.2
1-3 Years [Member]
Borrowings, maturities [Abstract]
Debt principal repayment	128.2		1,431.7
Interest payment on debt	326.3		360.8
Borrowings maturity	454.5		1,792.5
In One to Two Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	224.2		209.2
In Two to Three Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	230.3		1,583.3
In Three to Four Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	3,487.7		179.1
3-5 Years [Member]
Borrowings, maturities [Abstract]
Debt principal repayment	4,570.8		3,343.3
Interest payment on debt	158.9		235.5
Borrowings maturity	4,729.7		3,578.8
In Four to Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	1,242.0		3,399.7
Bank Loan Secured [Member]
Borrowings, maturities [Abstract]
Debt principal repayment	4,733.2		4,775.0	$ 4,996.9
Term Loan B-1 [Member]
Borrowings, maturities [Abstract]
Debt principal repayment	700.3	€ 600.0	0.0	0.0
Borrowings maturity	838.4
Term Loan B-1 [Member] | Within One Year [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	49.0
Term Loan B-1 [Member] | In One to Two Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	52.6
Term Loan B-1 [Member] | In Two to Three Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	47.4
Term Loan B-1 [Member] | In Three to Four Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	46.6
Term Loan B-1 [Member] | In Four to Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	642.8
Term Loan B-2 [Member]
Borrowings, maturities [Abstract]
Debt principal repayment	0.0		1,414.7	1,503.8
Borrowings maturity			1,542.9
Term Loan B-2 [Member] | Within One Year [Member]
Borrowings, maturities [Abstract]
Borrowings maturity			61.6
Term Loan B-2 [Member] | In One to Two Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity			61.5
Term Loan B-2 [Member] | In Two to Three Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity			1,419.8
Term Loan B-2 [Member] | In Three to Four Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity			0.0
Term Loan B-2 [Member] | In Four to Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity			0.0
Term Loan B-3 [Member]
Borrowings, maturities [Abstract]
Debt principal repayment	368.2		368.2	382.1
Borrowings maturity	407.7		446.5
Term Loan B-3 [Member] | Within One Year [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	11.0		17.0
Term Loan B-3 [Member] | In One to Two Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	12.4		16.9
Term Loan B-3 [Member] | In Two to Three Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	14.6		18.5
Term Loan B-3 [Member] | In Three to Four Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	369.7		20.6
Term Loan B-3 [Member] | In Four to Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	0.0		373.5
Term Loan B-4 [Member]
Borrowings, maturities [Abstract]
Debt principal repayment	650.0		0.0	0.0
Borrowings maturity	799.4
Term Loan B-4 [Member] | Within One Year [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	50.3
Term Loan B-4 [Member] | In One to Two Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	53.5
Term Loan B-4 [Member] | In Two to Three Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	48.6
Term Loan B-4 [Member] | In Three to Four Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	47.8
Term Loan B-4 [Member] | In Four to Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	599.2
Seattle Spinco Term Loan B [Member]
Borrowings, maturities [Abstract]
Debt principal repayment	2,486.3		2,486.3	2,580.5
Borrowings maturity	2,752.2		3,015.0
Seattle Spinco Term Loan B [Member] | Within One Year [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	74.6		114.6
Seattle Spinco Term Loan B [Member] | In One to Two Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	82.7		114.3
Seattle Spinco Term Loan B [Member] | In Two to Three Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	98.4		124.1
Seattle Spinco Term Loan B [Member] | In Three to Four Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	2,496.5		139.4
Seattle Spinco Term Loan B [Member] | In Four to Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	0.0		2,522.6
Euro Term Loan B [Member]
Borrowings, maturities [Abstract]
Debt principal repayment	528.4		505.8	530.5
Borrowings maturity	586.8		570.7
Euro Term Loan B [Member] | Within One Year [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	16.9		14.1
Euro Term Loan B [Member] | In One to Two Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	21.5		14.6
Euro Term Loan B [Member] | In Two to Three Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	21.3		19.3
Euro Term Loan B [Member] | In Three to Four Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	527.1		19.1
Euro Term Loan B [Member] | In Four to Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	0.0		503.6
Revolving Facility [Member]
Borrowings, maturities [Abstract]
Debt principal repayment	0.0		0.0	$ 0.0
Borrowings maturity	3.3		5.4
Revolving Facility [Member] | Within One Year [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	1.8		1.9
Revolving Facility [Member] | In One to Two Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	1.5		1.9
Revolving Facility [Member] | In Two to Three Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	0.0		1.6
Revolving Facility [Member] | In Three to Four Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	0.0		0.0
Revolving Facility [Member] | In Four to Five Years [Member]
Borrowings, maturities [Abstract]
Borrowings maturity	$ 0.0		$ 0.0